Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LoCorr Investment Trust
Entity Central Index Key	0001506768
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class A
Trading Symbol	LFMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$220	2.13%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (A share class) was up +6.54% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.54	3.74	3.75
Class A (with sales charge)	0.41	2.52	3.13
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,539,451,187
Holdings Count | $ / shares	482
Advisory Fees Paid, Amount	$ 26,610,799
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class C
Trading Symbol	LFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.88%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (C share class) was up +5.77% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.77	3.00	2.99
Class C (with sales charge)	5.77	3.00	2.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,539,451,187
Holdings Count | $ / shares	482
Advisory Fees Paid, Amount	$ 26,610,799
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class I
Trading Symbol	LFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$194	1.88%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (I share class) was up +6.70% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.70	4.00	4.02
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,539,451,187
Holdings Count | $ / shares	482
Advisory Fees Paid, Amount	$ 26,610,799
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class A
Trading Symbol	LCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$191	2.00%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year down -8.54%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-8.54	3.30	4.78
Class A (with sales charge)	-13.83	2.09	4.16
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 506,719,545
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 11,851,254
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class C
Trading Symbol	LCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$262	2.75%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year down -9.25%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-9.25	2.50	3.99
Class C (with sales charge)	-9.25	2.50	3.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 506,719,545
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 11,851,254
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class I
Trading Symbol	LCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$168	1.75%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year down -8.34%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-8.34	3.53	5.04
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 506,719,545
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 11,851,254
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class A
Trading Symbol	LOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$208	2.02%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (A share class) was up +5.60% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.60	5.07	2.60
Class A (with sales charge)	-0.44	3.84	1.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 344,739,449
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 6,023,695
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class C
Trading Symbol	LOTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.77%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (C share class) was up +4.90% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.90	4.30	1.83
Class C (with sales charge)	4.90	4.30	1.83
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 344,739,449
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 6,023,695
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class I
Trading Symbol	LOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$182	1.77%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (I share class) was up +5.87% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.87	5.34	2.85
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 344,739,449
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 6,023,695
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class A
Trading Symbol	LHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of July 10, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	2.08%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year down -5.33% from inception on July 10, 2024, through December 31, 2024, versus the -1.21% return for the Morningstar Macro Trading category and the +2.37% gain for the ICE BofAML 3M T-Bill Index for the same period. The bulk of the losses in the Fund came from its commodities-focused strategy, which operated in a difficult environment characterized by rapid increases and decreases in price within a tight trading range. The Fund’s broader managed futures strategy bucket was modestly positive for the period, though the underlying managers had a more productive full calendar year 2024. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2024)
Class A (without sales charge)	-5.33
Class A (with sales charge)	-10.78
Bloomberg U.S. Aggregate Bond Index	1.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 170,733,945
Holdings Count | $ / shares	317
Advisory Fees Paid, Amount	$ 309,459
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$170,733,945
Number of Holdings	317
Net Advisory Fee	$309,459
Portfolio Turnover	82%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	15.3%
Galaxy Commodity-Polaris II Fund LLC	10.3%
Federal Home Loan Banks	1.9%
Fannie Mae Connecticut Avenue Securities	1.3%
Federal Farm Credit Banks Funding Corp	1.0%
Freddie Mac Structured Agency Credit Risk Debt Notes	0.8%
Carvana Auto Receivables Trust	0.6%
SREIT Trust	0.6%
Bank of America Corp.	0.5%
NRTH PARK Mortgage Trust	0.3%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class I
Trading Symbol	LHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of July 10, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	1.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year down -5.29% from inception on July 10, 2024, through December 31, 2024, versus the -1.21% return for the Morningstar Macro Trading category and the +2.37% gain for the ICE BofAML 3M T-Bill Index for the same period. The bulk of the losses in the Fund came from its commodities-focused strategy, which operated in a difficult environment characterized by rapid increases and decreases in price within a tight trading range. The Fund’s broader managed futures strategy bucket was modestly positive for the period, though the underlying managers had a more productive full calendar year 2024. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2024)
Class I (without sales charge)	-5.29
Bloomberg U.S. Aggregate Bond Index	1.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 170,733,945
Holdings Count | $ / shares	317
Advisory Fees Paid, Amount	$ 309,459
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$170,733,945
Number of Holdings	317
Net Advisory Fee	$309,459
Portfolio Turnover	82%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	15.3%
Galaxy Commodity-Polaris II Fund LLC	10.3%
Federal Home Loan Banks	1.9%
Fannie Mae Connecticut Avenue Securities	1.3%
Federal Farm Credit Banks Funding Corp	1.0%
Freddie Mac Structured Agency Credit Risk Debt Notes	0.8%
Carvana Auto Receivables Trust	0.6%
SREIT Trust	0.6%
Bank of America Corp.	0.5%
NRTH PARK Mortgage Trust	0.3%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	LEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$254	2.40%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year in positive territory, up +11.24%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.24	4.37	4.43
Class A (with sales charge)	4.82	3.14	3.81
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 51,515,595
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 707,308
Investment Company Portfolio Turnover	755.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%

Holdings [Text Block]

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class C
Trading Symbol	LEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$331	3.15%

Expenses Paid, Amount	$ 331
Expense Ratio, Percent	3.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year in positive territory, up +10.34%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.34	3.57	3.64
Class C (with sales charge)	10.34	3.57	3.64
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 51,515,595
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 707,308
Investment Company Portfolio Turnover	755.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%

Holdings [Text Block]

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	LEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$227	2.15%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year in positive territory, up +11.45%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.45	4.63	4.71
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 51,515,595
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 707,308
Investment Company Portfolio Turnover	755.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%

Holdings [Text Block]

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class A
Trading Symbol	LSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$214	2.05%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class A share) finished the year in positive territory, up +8.96%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.96	3.01	2.56
Class A (with sales charge)	2.67	1.79	1.96
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,848,687
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 928,940
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%

Holdings [Text Block]

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class C
Trading Symbol	LSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$291	2.80%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class C share) finished the year in positive territory, up +8.12%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.12	2.20	1.79
Class C (with sales charge)	8.12	2.20	1.79
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,848,687
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 928,940
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%

Holdings [Text Block]

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class I
Trading Symbol	LSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$188	1.80%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class I share) finished the year in positive territory, up +9.13%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.13	3.24	2.83
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information. Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,848,687
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 928,940
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%

Holdings [Text Block]

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/